Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes in property and equipment - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance, Cost		$ 564,743	$ 557,305
Beginning Balance, Accumulated Depreciation		(344,481)	(341,433)
Ending Balance, Accumulated Depreciation		(365,545)	(344,481)
Impairment loss	[1],[2]	12
Reclassification, Cost			(25,691)
Additions, Cost		28,471	43,512
Write-down and sales of the year, Cost		(9,614)	(9,314)
Impairment loss, Cost	[1],[2]	(127)	(1,069)
Ending Balance, Cost		583,473	564,743
Reclassification, Accumulated Depreciation			21,315
Depreciation charges of the year, Accumulated Depreciation	[1],[3]	(29,488)	(28,835)
Write-down and sales of the year, Accumulated Depreciation		8,412	4,472
Land and Buildings [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance, Cost		301,619	320,585
Beginning Balance, Accumulated Depreciation		(136,394)	(150,099)
Ending Balance, Accumulated Depreciation		(142,543)	(136,394)
Reclassification, Cost			(25,654)
Additions, Cost		6,303	12,555
Write-down and sales of the year, Cost		(2,903)	(5,437)
Impairment loss, Cost	[1],[2]	(68)	(430)
Ending Balance, Cost		304,951	301,619
Reclassification, Accumulated Depreciation			21,278
Depreciation charges of the year, Accumulated Depreciation	[1],[3]	(8,844)	(8,613)
Write-down and sales of the year, Accumulated Depreciation		2,695	1,040
Equipment [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance, Cost		207,605	183,220
Beginning Balance, Accumulated Depreciation		(162,560)	(148,455)
Transfers, Accumulated Depreciation			(15)
Ending Balance, Accumulated Depreciation		(175,141)	(162,560)
Reclassification, Cost			(37)
Additions, Cost		20,658	28,118
Write-down and sales of the year, Cost		(5,606)	(3,115)
Impairment loss, Cost	[1],[2]	(33)	(581)
Ending Balance, Cost		222,624	207,605
Reclassification, Accumulated Depreciation			37
Depreciation charges of the year, Accumulated Depreciation	[1],[3]	(17,273)	(16,819)
Write-down and sales of the year, Accumulated Depreciation		4,692	2,692
Other [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance, Cost		55,519	53,500
Beginning Balance, Accumulated Depreciation		(45,527)	(42,879)
Transfers, Accumulated Depreciation			15
Ending Balance, Accumulated Depreciation		(47,861)	(45,527)
Impairment loss	[1],[2]	12
Additions, Cost		1,510	2,839
Write-down and sales of the year, Cost		(1,105)	(762)
Impairment loss, Cost	[1],[2]	(26)	(58)
Ending Balance, Cost		55,898	55,519
Depreciation charges of the year, Accumulated Depreciation	[1],[3]	(3,371)	(3,403)
Write-down and sales of the year, Accumulated Depreciation		$ 1,025	$ 740

[1]	See Note No. 36 about Depreciation, Amortization and Impairment.
[2]	This amount does not include charge-offs of Property and Equipment of Ch$916 million (Ch$949 million as of December 2019).
[3]	It does not include depreciation for the year for Investment Properties, which it registered under the item “Investment Properties” for an amount of Ch$357 million (Ch$359 million in 2019).